Non-Controlling Interests	9 Months Ended
Mar. 31, 2026
Noncontrolling Interest [Abstract]
Non-Controlling Interests
15.
Non-Controlling Interests

On February 6, 2026, the Company used net proceeds from the IPO to indirectly redeem 19,074,391 Opco LLC Interests from the Existing Opco LLC Owners. On March 30, 2026, the Company used net proceeds from the Follow-On offering to indirectly redeem 10,783,205 Opco LLC Interests from the Existing Opco LLC Owners. As of March 31, 2026, the Company owned 80.19% of Opco.

The following table summarizes the effects of the changes in ownership in Opco on the Company's equity (in thousands):

Three Months Ended March 31, 2026
Net income attributable to non-controlling interest	$6,188
Transfers to non-controlling interests:
Decrease from reallocation of non-controlling interest	(74,031)
Change from net income attributable to/from non-controlling interest and transfers to non-controlling interest	$(67,843)

Issuance of Additional Opco LLC Interests

Under the Opco LLC Agreement, the Company is required to cause Opco to issue additional Opco LLC Interests to the Company when the Company issues additional shares of Class A common stock. Other than as it relates to the issuance of Class A common stock in connection with an equity incentive program, the Company must contribute to Opco net proceeds and property, if any, received by the Company with respect to the issuance of such additional shares of Class A common stock. The Company must cause Opco to issue a number of Opco LLC Interests equal to the number of shares of Class A common stock issued such that, at all times, the number of Opco LLC Interests held by the Company equals the number of outstanding shares of Class A common stock.

Distributions for Taxes

As a limited liability company (treated as a partnership for income tax purposes), Opco does not incur significant federal, state or local income taxes, as these taxes are primarily the obligations of its members. As authorized by the Opco LLC Agreement, Opco is required to distribute cash, to the extent that Opco has cash available, on a pro rata basis, to its members to the extent necessary to cover the members’ tax liabilities, if any, with respect to each member’s share of Opco taxable earnings. Opco makes such tax distributions to its members quarterly, based on the single highest marginal tax rate applicable to its members applied to projected year-to-date taxable income, with a final accounting once actual taxable income or loss has been determined. There were no tax distributions made to non-controlling Opco LLC Interests holders during the three months ended March 31, 2026.

Other Distributions

Pursuant to the Opco LLC Agreement, the Company has the right to determine when distributions will be made to Opco LLC members and the amount of any such distributions. If the Company authorizes a distribution, such distribution will be made to the members of the Opco LLC (including the Company) pro rata in accordance with the percentages of their respective Opco LLC units.